Subsequent events (Details) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 27, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events
Repayment of debt		$ 40,579,214	$ 22,226,052	$ 170,810,631	$ 262,064,474	$ 210,255,229
Subsequent Event | Other Affiliates Debt | Wells Fargo Bank
Subsequent Events
Repayment of debt	$ 8,340,545